Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb 28, 2013
Registrant Name	NUVEEN INVESTMENT TRUST III
Central Index Key	0001071336
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

Nuveen Symphony High Yield Bond Fund
Nuveen Symphony High Yield Bond Fund
Investment Objective
The investment objective of the Fund is to seek current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 15 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 17 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Symphony High Yield Bond Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Symphony High Yield Bond Fund		Class A	Class C	Class I
Management Fees		0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses		1.29%	2.04%	1.04%
Fee Waivers and/or Expense Reimbursements	[2]	(0.19%)	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.10%	1.85%	0.85%
[1]	Other Expenses are estimated assuming that the Fund's average net assets for its first fiscal year are $50 million.
[2]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2015 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.85% of the average daily net assets of any class of Fund shares. The expense limitation expiring January 31, 2015 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Symphony High Yield Bond Fund (USD $)	Class A	Class C	Class I
1 Year	582	188	87
3 Years	830	604	294

No Redemption
Expense Example, No Redemption Nuveen Symphony High Yield Bond Fund (USD $)	Class A	Class C	Class I
1 Year	582	188	87
3 Years	830	604	294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds rated below investment-grade or, if unrated, deemed by the Fund's portfolio managers to be of comparable quality. Below investment-grade bonds are commonly referred to as "high yield" or "junk bonds." These bonds generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The Fund may invest up to 20% of its net assets, collectively, in the following categories:
         bank loans;
         convertible securities; and
         equity securities.
The Fund may invest in securities issued by U.S. companies and in U.S. dollar-denominated securities issued by non-U.S. companies that are traded over-the-counter or listed on an exchange.

The Fund may utilize the following derivatives: futures contracts; options on futures contracts; swap agreements, including interest rate swaps, total return swaps and credit default swaps; and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund's portfolio or for speculative purposes in an effort to increase the Fund's yield or to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions.

The Fund's sub-adviser bases its investment process on fundamental, bottom-up credit analysis. Analysts assess sector dynamics, company business models and asset quality. Specific recommendations are based on an analysis of the relative value of the various types of debt within a company's capital structure. Inherent in the sub-adviser's credit analysis process is the evaluation of potential upside and downside to any credit. As such, the sub-adviser concentrates its efforts on sectors where there is sufficient transparency to assess the downside risk and where firms have assets to support meaningful recovery in case of default. In its focus on downside protection, the sub-adviser favors opportunities where valuations can be quantified and risks assessed.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Call Risk—If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Convertible Security Risk—The value of the Fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks, such as liquidity, interest rate, counterparty, market, credit and management risks, and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund's ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund's ability to pursue its investment objective through the use of such instruments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

High Yield Securities Risk—High yield securities are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund's portfolio will decline because of rising interest rates. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Loan Risk—Portfolio transactions in bank loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for bank loan trades, and the bank loan market has not established enforceable settlement standards or remedies for failure to settle. Credit risk is heightened for bank loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

Market Risk—The market values of the Fund's investments may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Even though the non-U.S. securities held by the Fund are traded in U.S. dollars, their prices are typically indirectly influenced by currency fluctuations.
Fund Performance
Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Nuveen Symphony High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Symphony High Yield Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 15 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 17 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-50 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated assuming that the Fund’s average net assets for its first fiscal year are $50 million.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds rated below investment-grade or, if unrated, deemed by the Fund's portfolio managers to be of comparable quality. Below investment-grade bonds are commonly referred to as "high yield" or "junk bonds." These bonds generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The Fund may invest up to 20% of its net assets, collectively, in the following categories:
         bank loans;
         convertible securities; and
         equity securities.
The Fund may invest in securities issued by U.S. companies and in U.S. dollar-denominated securities issued by non-U.S. companies that are traded over-the-counter or listed on an exchange.

The Fund may utilize the following derivatives: futures contracts; options on futures contracts; swap agreements, including interest rate swaps, total return swaps and credit default swaps; and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund's portfolio or for speculative purposes in an effort to increase the Fund's yield or to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions.

		The Fund's sub-adviser bases its investment process on fundamental, bottom-up credit analysis. Analysts assess sector dynamics, company business models and asset quality. Specific recommendations are based on an analysis of the relative value of the various types of debt within a company's capital structure. Inherent in the sub-adviser's credit analysis process is the evaluation of potential upside and downside to any credit. As such, the sub-adviser concentrates its efforts on sectors where there is sufficient transparency to assess the downside risk and where firms have assets to support meaningful recovery in case of default. In its focus on downside protection, the sub-adviser favors opportunities where valuations can be quantified and risks assessed.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Call Risk—If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Convertible Security Risk—The value of the Fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks, such as liquidity, interest rate, counterparty, market, credit and management risks, and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund's ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund's ability to pursue its investment objective through the use of such instruments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

High Yield Securities Risk—High yield securities are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund's portfolio will decline because of rising interest rates. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Loan Risk—Portfolio transactions in bank loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for bank loan trades, and the bank loan market has not established enforceable settlement standards or remedies for failure to settle. Credit risk is heightened for bank loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

Market Risk—The market values of the Fund's investments may decline, at times sharply and unpredictably.

		Non-U.S. Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Even though the non-U.S. securities held by the Fund are traded in U.S. dollars, their prices are typically indirectly influenced by currency fluctuations.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.
Nuveen Symphony High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	582
3 Years	rr_ExpenseExampleYear03	830
1 Year	rr_ExpenseExampleNoRedemptionYear01	582
3 Years	rr_ExpenseExampleNoRedemptionYear03	830
Nuveen Symphony High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%
1 Year	rr_ExpenseExampleYear01	188
3 Years	rr_ExpenseExampleYear03	604
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	604
Nuveen Symphony High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	294
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	294

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Other Expenses are estimated assuming that the Fund's average net assets for its first fiscal year are $50 million.
[4]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2015 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.85% of the average daily net assets of any class of Fund shares. The expense limitation expiring January 31, 2015 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013